SHARE CAPITAL (Tables)	3 Months Ended
Nov. 30, 2019
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Options outstanding at November 30, 2019	1,554,000	2.61

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding at November 30, 2019	Stock options exercisable at November 30, 2019	Exercise Price CAD$	Average Remaining Contractual Life (Years)
1,554,000	388,500	2.61	4.36